Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Partnership's revenue for the year ended December 31, 2020, 2019 and 2018, by contract type and by segment.

	Year Ended December 31, 2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	543,408	—	—	543,408
Voyage charters	—	38,687	—	38,687
Management fees and other income	9,008	—	—	9,008
	552,416	38,687	—	591,103

	Year Ended December 31, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	530,434	2,860	6,742	540,036
Voyage charters	—	36,351	—	36,351
Bareboat charters	18,387	—	—	18,387
Management fees and other income	6,482	—	—	6,482
	555,303	39,211	6,742	601,256

	Year Ended December 31, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	420,262	—	17,405	437,667
Voyage charters	—	23,922	14,591	38,513
Bareboat charters	23,820	—	—	23,820
Management fees and other income	10,435	—	327	10,762
	454,517	23,922	32,323	510,762
The following table contains the Partnership’s total revenue for the years ended December 31, 2020, 2019 and 2018, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Lease revenue
Lease revenue from lease payments of operating leases	505,029	516,772	440,963
Interest income on lease receivables	50,504	51,676	41,963
Variable lease payments – cost reimbursements(1)	5,398	4,635	—
Variable lease payments – other(2)	—	—	(1,480)
	560,931	573,083	481,446
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	21,164	21,691	18,554
Management fees and other income	9,008	6,482	10,762
	30,172	28,173	29,316
Total	591,103	601,256	510,762
(1)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.
(2)Payments to charterer from time-charter contracts based on the base daily hire amount being in excess of spot market rates.
Schedule of Capital Leased Assets
The following table lists the components of the net investments in direct financing and sales-type leases:

	December 31, 2020 $	December 31, 2019 $
Total lease payments to be received	767,202	1,115,968
Estimated unguaranteed residual value of leased properties	284,277	284,277
Initial direct costs	264	296
Less unearned revenue	(507,496)	(581,732)
Total net investments in direct financing and sales-type leases	544,247	818,809
Less credit loss provision	(30,177)	—
Total net investments in direct financing and sales-type leases, net	514,070	818,809
Less current portion	(13,969)	(273,986)
Net investments in direct financing and sales-type leases, net	500,101	544,823